Goodwill and Acquired Intangible Assets - Summary of Goodwill, Accumulated Impairments and Net Goodwill for Each Reporting Units and Reportable Segments (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Intangible Assets By Segment [Line Items]
Gross	$ 835	$ 932
Accumulated Impairments	(441)	(538)
Net	394	394
Consumer Lending [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	147	147
Net	147	147
Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	494	591
Accumulated Impairments	(437)	(534)
Net	57	57
Total FFELP Loans Reportable Segment [Member] | FFELP Loans [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	194	194
Accumulated Impairments	(4)	(4)
Net	190	190
Servicing [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	50	50
Net	50	50
Contingency Services [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	136	136
Accumulated Impairments	(129)	(129)
Net	7	7
Wind-down Guarantor Servicing [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	256	256
Accumulated Impairments	(256)	(256)
Insurance Services [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	9	9
Accumulated Impairments	(9)	(9)
Upromise [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	43	140
Accumulated Impairments	$ (43)	$ (140)